UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-03287

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New Alternatives Fund, Inc.

(Exact name of registrant as specified in charter)

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150 Broadhollow Road, Suite 306

Melville, New York 11747

(Address of principal executive offices) (Zip code)

David J. Schoenwald, President

New Alternatives Fund, Inc.

150 Broadhollow Road, Suite 306

Melville, New York 11747

(Name and address of agent for service)

Registrant’s telephone number, including area code:  631-423-7373

Date of fiscal year end:  December 31, 2007

Date of reporting period:  March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.

Schedule of Investments.

NEW ALTERNATIVES FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

	Shares	Market Value

COMMON STOCKS - 79.83%
Alternate Energy as a Group - 52.12%
Alternate Energy (Wind & Hydro Power
Producers) - 6.53%
Brookfield Asset Management, Inc., Class A (Canada)	100,000	$5,226,000
Canadian Hydro Developers, Inc. (Canada)*	500,000	2,730,464
TrustPower Ltd. (New Zealand)	400,000	2,368,083
		10,383,682
Alternate Energy (Ocean Energy/Waves) – 0.04%
Ocean Power Technologies, Inc.*	10,000	23,340
Renewable Energy Holdings PLC (United Kingdom)*	50,000	35,795
		59,135
Alternate Energy (Fuel Cells) - 0.22%
FuelCell Energy, Inc.*	40,000	314,400
Medis Technologies Ltd.*	2,000	33,820
		348,220
Alternate Energy (Solar) - 21.23%
Conergy AG (Germany)	75,000	5,391,158
Kyocera Corp. (ADR) (Japan)	25,000	2,353,750
Orkla ASA (Norway)	60,000	4,211,923
Q-Cells AG (Germany)*	100,000	6,394,846
Renewable Energy Corp. AS (Norway)*	250,000	5,631,461
Sharp Corp. Ltd. (ADR) (Japan)	150,000	2,883,765
Solar Millenuim AG (Germany)*	15,000	668,703
Solarworld AG (Germany)	75,000	5,803,482
Trina Solar Ltd.*	5,000	220,400
		33,559,488
Alternate Energy (Wind Turbines/Wind
Projects) - 14.54%
Acciona (Spain)	27,500	5,935,765
EDF Energies Nouvelles (France)*	40,000	2,427,486
Electrificaciones del Norte (Spain)	5,000	221,637
Gamesa Corporacion Techologica (Spain)	200,000	7,214,834
Theolia SA (France)*	5,000	208,991
Vestas Wind Systems (Denmark)*	125,000	6,978,437
		22,987,150
Alternate Energy (Biomass) - 4.38%
Abengoa (Spain)	150,000	6,193,842
Cosan Sa IndustriaComercio (Brazil)*	40,000	729,228
		6,923,070
Alternate Energy (Geothermal) - 3.68%
Ormat Technologies, Inc.	125,000	5,245,000
WFI Industries Ltd.	30,000	572,097
		5,817,097
Alternate Energy Related (Batteries/
Components for Hybrid Automobiles) - 1.50%
Johnson Controls, Inc.	25,000	2,365,500

The accompanying notes are an integral part of these financial statements.

NEW ALTERNATIVES FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

	Shares	Market Value

Water - 5.72%
Aqua America, Inc.	25,000	$561,250
Badger Meter, Inc.	100,000	2,655,000
Befesa Medio Ambiente SA (Spain)*	5,000	221,503
CIA SaneamentoBasico (Brazil)	60,000	2,027,400
Hyflux Ltd. (Singapore)	125,000	218,157
Kelda Group PLC (United Kingdom)	100,000	1,839,757
Lindsay Corp.	30,000	953,700
Pennon Group PLC (United Kingdom)	50,000	573,208
		9,049,975
Energy Conservation - 15.13%
Baldor Electric Co.	100,000	3,774,000
Compagnie de Saint-Gobain (France)	60,000	5,844,016
Koninklijke Philips Electronics N.V.	25,000	952,500
Owens Corning, Inc.*	130,000	4,141,800
Schneider Electric SA (France)	50,000	6,324,960
Schneider Electric SA Rights (France)*	2,941	360,194
Stantec, Inc. (Canada)*	50,000	1,365,500
Telvent GIT SA (Spain)*	60,000	1,161,000
		23,923,970
Natural Foods - 1.72%
SunOpta, Inc. (Canada)*	100,000	1,190,000
United Natural Foods, Inc.*	50,000	1,532,000
		2,722,000
Recycling - 0.72%
Commercial Metals Co.	15,000	470,250
Sims Group Ltd. (Australia)	35,000	660,500
		1,130,750
Natural Gas Distribution - 4.02%
Northwest Natural Gas Co.	35,000	1,598,450
South Jersey Industries, Inc.	125,000	4,756,250
		6,354,700
Other (Industrial Gases Including
Hydrogen) - 0.40%
Praxair, Inc.	10,000	629,600

Total Common Stock (Cost $85,350,548)		126,195,202

The accompanying notes are an integral part of these financial statements.

NEW ALTERNATIVES FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

SHORT-TERM INVESTMENTS - 18.15%	Par
	(000's)	Market Value
CERTIFICATES OF DEPOSIT - 0.31%
Socially Concerned Banks
Alternatives Federal Credit Union
Certificate of Deposit maturity 04/30/07 1.00%	$100	$100,000
Carver Federal Savings Bank
Certificate of Deposit maturity 04/17/07 2.84%	100	100,000
Chittenden Bank
Certificate of Deposit maturity 12/03/07 2.27%	100	100,000
Self-Help Credit Union
Certificate of Deposit maturity 05/10/07 4.86%	100	100,000
South Shore Bank
Certificate of Deposit maturity 04/01/07 0.65%	100	100,000
Total Certificates of Deposit (Cost $500,000)		500,000

U.S. TREASURY BILLS - 17.84%
4.97% due 04/05/07	4,500	4,496,894
5.11% due 04/12/07	5,500	5,490,815
5.14% due 04/19/07	4,000	3,989,339
5.13% due 04/26/07	2,500	2,490,909
4.98% due 05/03/07	3,000	2,986,316
4.95% due 05/10/07	3,000	2,983,510
5.89% due 05/17/07	5,800	5,756,347
Total U.S. Treasury Bills (Cost $28,194,130)		28,194,130
Total Short-Term Investments
(Cost $28,694,130)		28,694,130

TOTAL INVESTMENTS - 97.98%
(Total Cost $114,044,678)**		$154,889,332

Other Assets in Excess of Liabilities - 2.02%		3,192,551

Net Assets		$158,081,883
———————
*Non-income producing security.
**Aggregate Cost for Federal income tax purposes is $114,044,678

Aggregate unrealized appreciation		$40,917,731
Aggregate unrealized depreciation		(73,077)

Net aggregate unrealized appreciation		$40,844,654

For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The accompanying notes are an integral part of these financial statements.

Item 2.

Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NEW ALTERNATIVES FUND, INC.

By (Signature and Title)*	/s/ DAVID J. SCHOENWALD
David J. Schoenwald, Chief Executive Officer (principal executive officer)

Date   May 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ DAVID J. SCHOENWALD
David J. Schoenwald, Chief Executive Officer (principal executive officer)

Date   May 10, 2007

By (Signature and Title)*	/s/ DAVID J. SCHOENWALD
David J. Schoenwald, Chief Financial Officer (principal financial officer)

Date   May 10, 2007

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*

Print the name and title of each signing officer under his or her signature.